Disclosure of detailed information about the acquisition of Fluorinov (Details) - Aquisition of Fluorinov [Member] $ in Thousands	Jan. 26, 2016 CAD ($)
Acquisition-date fair value of total consideration transferred
Cash	$ 10,000
Working capital deficiency	(134)
Contingent consideration	1,750
Consideration transferred, acquisition-date fair value	11,616
Assets acquired
Cash	291
Amount due from Fluorinov shareholders	37
Acquired technology	15,440
Total assets recognised as of acquisition date	15,768
Liabilities assumed
Accounts payable and accrued liabilities	462
Deferred tax liabilities	3,690
Total liabilities recognised as of acquisition date	4,152
Net identifiable assets acquired	$ 11,616